Condensed Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		80 Months Ended	83 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Cash Flows From Operating Activities:
Net Loss	$ (275,261)	$ (138,032)	$ (1,202,921)	$ (1,295,310)	$ (8,437,673)	$ (8,712,931)
Adjustments to reconcile net loss to net cash used in operations
Depreciation expense	1,377	1,388	5,583	5,370	11,406	12,783
Stock issuable for services	0	0	0	0	22,000	22,000
Change in Fair Value of Derivative Liability	0	0	0	0	2,790,703	2,790,703
Stock issued for services	0	0	550,000	312,000	1,458,180	1,458,180
Warrants issued to employees	0	0	0	0	126,435	126,435
Warrants issued to consultants	0	0	0	0	168,000	168,000
Deferred compensation realized	0	0	0	26,000	200,000	200,000
Changes in operating assets and liabilities:
(Increase) Decrease in prepaid expenses	(2,215)	0	(2,270)	0	(2,270)	(4,485)
Increase in accrued expenses and other payables - related party	79,634	95,069	238,977	153,256	1,369,600	1,449,233
Increase in accounts payable	28,014	24,340	(152,291)	242,588	329,226	357,238
Net Cash Used In Operating Activities	(168,451)	(17,235)	(562,922)	(556,096)	(1,964,393)	(2,132,844)
Cash Flows From Investing Activities:
Loan receivable	0	0	0	(6,000)	(6,000)	(6,000)
Interest receivable	(46)	(45)	(192)	0	(192)	(238)
Purchase of Fixed Assets and Domain Name	0	0	0	(1,174)	(27,914)	(27,914)
Net Cash Used In Investing Activities	(46)	(45)	(192)	(7,174)	(34,106)	(34,152)
Cash Flows From Financing Activities:
Proceeds from Notes Payable - Stockholder	150,000	0	0	0	0	150,000
Proceeds from issuance of convertible note	0	0	0	0	120,000	120,000
Loan payable	(683)	(934)	(3,513)	(3,561)	8,754	8,071
Proceeds from issuance of common stock	100,000	100,000	425,000	670,000	1,923,527	2,023,527
Net Cash Provided by Financing Activities	249,317	99,066	421,487	666,439	2,052,281	2,301,598
Net Increase (Decrease) in Cash	80,820	81,786	(141,627)	103,169	53,782	134,602
Cash at Beginning of Period	53,782	195,409	195,409	92,240
Cash at End of Period	134,602	277,195	53,782	195,409	53,782	134,602
Supplemental disclosure of cash flow information:
Cash paid for interest	0	0	0	0	0	0
Cash paid for taxes	0	0	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Shares issued in connection with cashless warrants exercise	0	2,569,838	0	2,569,838	2,569,838	2,569,838
Shares issued in connection with convertible note payable	0	0	0	0	115,000	115,000
Beneficial conversion feature on convertible notes and related debt discount	$ 0	$ 0	$ 0	$ 0	$ 120,000	$ 120,000